CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (11,472)	$ (812)	$ (7,334)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	661	730	431
Stock-based compensation	3,273	584	378
Loss on sale of property and equipment	0	127	0
Change in fair value of warrants	762	86	24
Founders notes forgiven	459	0	0
Transaction costs allocated to warrants	2,750	0	0
Non-cash interest expense	0	22	0
Changes in operating assets and liabilities
Increase in trade receivables, net	(618)	(8,372)	(5,174)
(Increase)/ decrease in prepaid expenses and other assets	(1,823)	78	(546)
Increase/ (decrease) in trade payables	1,500	(545)	721
Increase in employees and payroll accruals	1,236	1,914	1,579
Increase in accrued expenses and other liabilities	851	2,029	939
Net cash used in operating activities	(2,421)	(4,159)	(8,982)
Cash flows from investing activities:
Internal use software capitalization	(2,594)	0
Purchase of property and equipment	(549)	(1,030)	(1,657)
Founders’ note receivable	(459)	0	0
Proceeds from sale of property and equipment	0	6	0
Acquisitions of businesses, net of cash acquired	0	0	(4,232)
(Increase)/ decrease in deposits	(85)	76	(333)
Net cash used in investing activities	(3,687)	(948)	(6,222)
Cash flows from financing activities:
Proceeds from reverse recapitalization, net*	149,252	0	0
Capital contributions	0	504	0
Proceeds from issuance of preferred stock, net	0	0	29,692
Proceeds from loans	0	15,516	0
Loan repayment	(3,033)	(6,504)	(6,000)
Repayment of acquisition liability	(126)	(592)	0
Proceeds from exercise of options	1,081	78	99
Net cash provided by financing activities	147,174	9,002	23,791
Increase in cash, cash equivalents and restricted cash	141,066	3,895	8,587
Cash, cash equivalents and restricted cash at the beginning of the year	16,092	12,197	3,610
Cash, cash equivalents and restricted cash at the end of the year	157,158	16,092	12,197
Supplemental disclosure of cash flows activities:
Income taxes paid, net of tax refunds	535	421	208
Interest	259	272	328
Non-cash transactions
Conversion of redeemable convertible preferred stock into common stock	164,060	0	0
Conversion of Legacy Innovid Warrants	5,080	0	0
Accrued acquisition liability	0	126	718
Accretion of preferred stocks to redemption value	77,063	7,297	2,007
Accrued transaction cost, not yet paid	3,185	0	0
Reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position
Cash and cash equivalents	156,696	15,645	11,641
Long-term restricted deposits	462	447	416
Restricted cash in prepaid expenses and other current assets	0	0	140
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$ 157,158	$ 16,092	$ 12,197